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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21823

                         Pioneer Series Trust V
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Global Equity Fund

 Schedule of Investments 5/29/15 (unaudited)

 Shares

 Value

 COMMON STOCKS - 95.7%

 Energy - 1.7%

 Integrated Oil & Gas - 0.7%

 45,048

 Royal Dutch Shell Plc

 $

 1,346,335

 Oil & Gas Exploration & Production - 1.0%

 74,988

 Southwestern Energy Co. *

 $

 1,932,441

 Total Energy

 $

 3,278,776

 Materials - 4.5%

 Commodity Chemicals - 0.8%

 14,427

 Methanex Corp.

 $

 800,443

 12,389

 Methanex Corp.

 687,466

 $

 1,487,909

 Fertilizers & Agricultural Chemicals - 1.8%

 7,529

 Syngenta AG

 $

 3,448,725

 Specialty Chemicals - 1.8%

 43,000

 Nitto Denko Corp.

 $

 3,323,219

 Steel - 0.1%

 134,208

 Fortescue Metals Group, Ltd.

 $

 246,377

 Total Materials

 $

 8,506,230

 Capital Goods - 6.5%

 Aerospace & Defense - 2.1%

 12,037

 Precision Castparts Corp.

 $

 2,547,390

 12,616

 United Technologies Corp.

 1,478,217

 $

 4,025,607

 Electrical Components & Equipment - 0.9%

 23,941

 Eaton Corp. Plc

 $

 1,713,936

 Heavy Electrical Equipment - 1.3%

 182,000

 Mitsubishi Electric Corp.

 $

 2,485,197

 Industrial Machinery - 2.2%

 53,215

 Ingersoll-Rand Plc

 $

 3,660,128

 324,300

 Sarine Technologies, Ltd.

 476,299

 $

 4,136,427

 Total Capital Goods

 $

 12,361,167

 Commercial Services & Supplies - 1.2%

 Human Resource & Employment Services - 1.2%

 16,095

 Towers Watson & Co.

 $

 2,220,305

 Total Commercial Services & Supplies

 $

 2,220,305

 Transportation - 2.3%

 Airlines - 2.3%

 63,948

 American Airlines Group, Inc.

 $

 2,709,477

 68,098

 easyJet Plc

 1,676,408

 $

 4,385,885

 Total Transportation

 $

 4,385,885

 Automobiles & Components - 4.3%

 Tires & Rubber - 1.7%

 79,500

 Bridgestone Corp.

 $

 3,301,798

 Automobile Manufacturers - 2.6%

 15,105

 Daimler AG

 $

 1,415,347

 11,800

 Toyota Motor Corp.

 814,051

 10,918

 Volkswagen AG

 2,632,676

 $

 4,862,074

 Total Automobiles & Components

 $

 8,163,872

 Consumer Durables & Apparel - 3.0%

 Consumer Electronics - 0.6%

 80,700

 Panasonic Corp.

 $

 1,183,776

 Homebuilding - 2.1%

 286,000

 Sekisui Chemical Co., Ltd.

 $

 3,852,639

 Textiles - 0.3%

 391,000

 Pacific Textiles Holdings, Ltd.

 $

 547,465

 Total Consumer Durables & Apparel

 $

 5,583,880

 Consumer Services - 1.6%

 Hotels, Resorts & Cruise Lines - 0.8%

 19,721

 Marriott International, Inc.

 $

 1,538,041

 Restaurants - 0.8%

 120,362

 Domino's Pizza Group Plc

 $

 1,466,201

 Total Consumer Services

 $

 3,004,242

 Media - 1.7%

 Broadcasting - 1.3%

 40,760

 CBS Corp. (Class B)

 $

 2,515,707

 Movies & Entertainment - 0.4%

 10,877

 Viacom, Inc. (Class B)

 $

 727,454

 Total Media

 $

 3,243,161

 Retailing - 0.8%

 Apparel Retail - 0.8%

 15,445

 Ross Stores, Inc.

 $

 1,493,068

 Total Retailing

 $

 1,493,068

 Food & Staples Retailing - 3.8%

 Drug Retail - 2.7%

 49,621

 CVS Health Corp.

 $

 5,080,198

 Food Retail - 1.1%

 24,705

 Walgreens Boots Alliance, Inc.

 $

 2,120,677

 Total Food & Staples Retailing

 $

 7,200,875

 Food, Beverage & Tobacco - 3.2%

 Brewers - 0.6%

 15,667

 Molson Coors Brewing Co. (Class B)

 $

 1,149,644

 Soft Drinks - 0.5%

 89,293

 Britvic Plc

 $

 1,000,801

 Packaged Foods & Meats - 0.5%

 1,189,000

 WH Group, Ltd. *

 $

 910,694

 Tobacco - 1.6%

 80,000

 Japan Tobacco, Inc.

 $

 2,904,534

 Total Food, Beverage & Tobacco

 $

 5,965,673

 Health Care Equipment & Services - 3.8%

 Health Care Equipment - 0.5%

 7,510

 Edwards Lifesciences Corp. *

 $

 981,707

 Health Care Distributors - 2.7%

 59,153

 Cardinal Health, Inc.

 $

 5,215,520

 Health Care Technology - 0.6%

 45,713

 NNIT A/S

 $

 1,080,205

 Total Health Care Equipment & Services

 $

 7,277,432

 Pharmaceuticals, Biotechnology & Life Sciences - 15.7%

 Biotechnology - 1.4%

 2,131

 Biogen, Inc. *

 $

 845,986

 15,348

 Gilead Sciences, Inc. *

 1,723,120

 $

 2,569,106

 Pharmaceuticals - 13.7%

 7,353

 Jazz Pharmaceuticals Plc *

 $

 1,318,761

 37,398

 Johnson & Johnson

 3,745,036

 6,320

 Mallinckrodt Plc *

 818,061

 30,551

 Merck & Co., Inc.

 1,860,250

 47,418

 Novartis AG

 4,880,817

 98,206

 Pfizer, Inc.

 3,412,658

 15,134

 Roche Holding AG

 4,456,598

 61,628

 Shire Plc

 5,337,216

 $

 25,829,397

 Life Sciences Tools & Services - 0.6%

 9,476

 Thermo Fisher Scientific, Inc.

 $

 1,228,374

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 29,626,877

 Banks - 9.9%

 Diversified Banks - 7.9%

 15,619

 Citigroup, Inc.

 $

 844,676

 199,183

 First Gulf Bank PJSC

 789,925

 2,351,000

 Industrial & Commercial Bank of China, Ltd.

 2,046,409

 44,834

 JPMorgan Chase & Co.

 2,949,181

 634,500

 Mitsubishi UFJ Financial Group, Inc.

 4,677,872

 65,138

 Nordea Bank AB

 848,310

 34,500

 Sumitomo Mitsui Financial Group, Inc.

 1,563,237

 55,873

 Swedbank AB

 1,311,483

 $

 15,031,093

 Regional Banks - 2.0%

 38,836

 The PNC Financial Services Group, Inc.

 $

 3,716,217

 Total Banks

 $

 18,747,310

 Diversified Financials - 8.3%

 Other Diversified Financial Services - 0.5%

 19,892

 Voya Financial, Inc.

 $

 901,307

 Specialized Finance - 2.2%

 9,169

 Intercontinental Exchange, Inc.

 $

 2,171,036

 39,348

 The NASDAQ OMX Group, Inc.

 2,036,259

 $

 4,207,295

 Consumer Finance - 1.5%

 49,134

 Discover Financial Services, Inc.

 $

 2,863,038

 Investment Banking & Brokerage - 1.9%

 13,200

 Huatai Securities Co, Ltd.

 $

 42,220

 93,637

 Morgan Stanley Co.

 3,576,933

 $

 3,619,153

 Diversified Capital Markets - 2.2%

 70,725

 Credit Suisse Group AG

 $

 1,878,006

 100,363

 UBS Group AG

 2,159,643

 $

 4,037,649

 Total Diversified Financials

 $

 15,628,442

 Insurance - 0.4%

 Property & Casualty Insurance - 0.4%

 7,216

 ACE, Ltd.

 $

 768,360

 Total Insurance

 $

 768,360

 Real Estate - 0.6%

 Diversified Real Estate Activities - 0.6%

 195,800

 Leopalace21 Corp.

 $

 1,129,254

 Total Real Estate

 $

 1,129,254

 Software & Services - 9.3%

 Internet Software & Services - 4.7%

 21,236

 Alibaba Group Holding, Ltd. (A.D.R.)

 $

 1,896,800

 57,401

 eBay, Inc. *

 3,522,125

 1,245

 Google, Inc. (Class C)

 662,477

 64,959

 Yahoo!, Inc. *

 2,789,015

 $

 8,870,417

 Data Processing & Outsourced Services - 0.9%

 24,088

 Visa, Inc.

 $

 1,654,364

 Systems Software - 3.1%

 125,610

 Microsoft Corp.

 $

 5,886,085

 Home Entertainment Software - 0.6%

 83,900

 Nexon Co, Ltd.

 $

 1,122,311

 Total Software & Services

 $

 17,533,177

 Technology Hardware & Equipment - 9.1%

 Communications Equipment - 0.8%

 22,127

 Qualcomm, Inc.

 $

 1,541,809

 Computer Storage & Peripherals - 3.7%

 53,413

 Apple, Inc.

 $

 6,958,643

 Hardware Storage & Peripherals - 1.4%

 76,662

 NetApp, Inc.

 $

 2,560,511

 Electronic Equipment Manufacturers - 1.8%

 1,446,000

 PAX Global Technology, Ltd. *

 $

 2,614,743

 520,000

 Wasion Group Holdings, Ltd.

 803,726

 $

 3,418,469

 Electronic Components - 1.2%

 14,400

 Murata Manufacturing Co., Ltd.

 $

 2,337,203

 Electronic Manufacturing Services - 0.2%

 95,000

 Global Display Co., Ltd.

 $

 461,575

 Total Technology Hardware & Equipment

 $

 17,278,210

 Semiconductors & Semiconductor Equipment - 2.4%

 Semiconductors - 2.4%

 501,000

 Advanced Semiconductor Engineering, Inc.

 $

 712,041

 63,930

 SK Hynix, Inc.

 2,913,516

 224,000

 Transcend Information, Inc.

 852,860

 $

 4,478,417

 Total Semiconductors & Semiconductor Equipment

 $

 4,478,417

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.6%

 44,400

 Nippon Telegraph & Telephone Corp.

 $

 3,087,036

 Total Telecommunication Services

 $

 3,087,036

 TOTAL COMMON STOCKS

 (Cost $153,883,275)

 $

 180,961,649

 TOTAL INVESTMENT IN SECURITIES - 95.7%

 (Cost $153,883,275) (a)

 $

 180,961,649

 OTHER ASSETS & LIABILITIES - 4.3%

 $

 8,121,377

 TOTAL NET ASSETS - 100.0%

 $

 189,083,026

 *

 Non-income producing security.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $153,883,275 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $          33,959,464

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (6,881,090)

 Net unrealized appreciation

  $          27,078,374

 (b)

 Distributions of investments by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

 United States

 49.3

 Japan

 17.6

 Switzerland

 9.7

 Ireland

 4.2

 Other (individually less than 1%)

 3.1

 United Kingdom

 3.0

 Jersey Channel Islands

 3.0

 Cayman Islands

 2.3

 Germany

 2.2

 South Korea

 1.9

 Bermuda

 1.4

 Sweden

 1.2

 China

 1.1

 100.0

 TOTAL RETURN SWAP AGREEMENTS

 Notional Principal ($) (1)

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Net Unrealized Appreciation

 JPY

        (534,616,880)

 Citibank NA

 Pay

 JPX-NIKKEI INDEX 400

 1M Libor +53 bps

 6/2/15

  $       286,479

            (1)

 The notional amount is the maximum amount that a seller of credit protection would be  obligated to pay upon occurrence of a credit event.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Common Stocks

   Energy

     Integrated Oil & Gas

  $                         -

  $     1,346,335

  $                 -

  $       1,346,335

   Materials

     Fertilizers & Agricultural Chemicals

                            -

         3,448,725

                    -

           3,448,725

     Specialty Chemicals

                            -

         3,323,219

                    -

           3,323,219

     Steel

                            -

           246,377

                    -

             246,377

   Capital Goods

     Heavy Electrical Equipment

                            -

         2,485,197

                    -

           2,485,197

     Industrial Machinery

                3,660,128

           476,299

                    -

           4,136,427

   Transportation

     Airlines

                2,709,477

         1,676,408

                    -

           4,385,885

   Automobiles & Components

     Tires & Rubber

                            -

         3,301,798

                    -

           3,301,798

     Automobile Manufacturers

                            -

         4,862,074

                    -

           4,862,074

   Consumer Durables & Apparel

     Consumer Electronics

                            -

         1,183,776

                    -

           1,183,776

     Homebuilding

                            -

         3,852,639

                    -

           3,852,639

     Textiles

                            -

           547,465

                    -

             547,465

   Consumer Services

     Restaurants

                            -

         1,466,201

                    -

           1,466,201

   Food, Beverage & Tobacco

     Soft Drinks

                            -

         1,000,801

                    -

           1,000,801

     Packaged Foods & Meats

                            -

           910,694

                    -

             910,694

     Tobacco

                            -

         2,904,534

                    -

           2,904,534

   Health Care Equipment & Services

     Health Care Technology

                            -

         1,080,205

                    -

           1,080,205

   Pharmaceuticals, Biotechnology & Life Sciences

     Pharmaceuticals

              11,154,766

       14,674,631

                    -

         25,829,397

   Banks

     Diversified Banks

                3,793,857

       11,237,236

                    -

         15,031,093

   Diversified Financials

     Investment Banking & Brokerage

                3,576,933

             42,220

                    -

           3,619,153

     Diversified Capital Markets

                            -

         4,037,649

                    -

           4,037,649

   Real Estate

     Diversified Real Estate Activities

                            -

         1,129,254

                    -

           1,129,254

   Software & Services

     Home Entertainment Software

                            -

         1,122,311

                    -

           1,122,311

   Technology Hardware & Equipment

     Electronic Equipment Manufacturers

                            -

         3,418,469

                    -

           3,418,469

     Electronic Components

                            -

         2,337,203

                    -

           2,337,203

     Electronic Manufacturing Services

                            -

           461,575

                    -

             461,575

   Semiconductors & Semiconductor Equipment

     Semiconductors

                            -

         4,478,417

                    -

           4,478,417

   Telecommunication Services

     Integrated Telecommunication Services

                            -

         3,087,036

                    -

           3,087,036

   All Other Common Stocks

              75,927,740

                     -

                    -

         75,927,740

 Total

  $         100,822,901

  $   80,138,748

  $                 -

  $   180,961,649

 Other Financial Instruments:

 Net Unrealized Deppreciation On Futures Contracts

  $             (268,877)

  $                 -

  $                 -

  $        (268,877)

 Net Unrealized Appreciation On Total Return Swap

                            -

           286,479

                    -

             286,479

 Total

  $             (268,877)

  $       286,479

  $                 -

  $           17,602

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer High Income Municipal Fund

 Schedule of Investments 5/31/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 MUNICIPAL BONDS - 97.0% (e)

 Alaska - 0.2%

 1,250,000

 Northern Tobacco Securitization Corp., 5.0%, 6/1/46

 $

 975,275

 Arizona - 0.9%

 1,000,000

 The Industrial Development Authority of the County of Pima, 7.0%, 5/1/34

 $

 1,039,550

 3,000,000

 The Industrial Development Authority of the County of Pima, 7.25%, 5/1/44

 3,125,580

 725,000

 The Industrial Development Authority of the County of Pima, 8.5%, 7/1/39 (Pre-Refunded)

 899,036

 $

 5,064,166

 California - 13.8%

 5,040,000

 California County Tobacco Securitization Agency, 5.125%, 6/1/38

 $

 4,208,098

 1,880,000

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 1,553,200

 6,755,000

 California County Tobacco Securitization Agency, 5.25%, 6/1/45

 5,525,117

 2,715,000

 California County Tobacco Securitization Agency, 5.6%, 6/1/36

 2,495,302

 3,800,000

 California County Tobacco Securitization Agency, 5.7%, 6/1/46

 3,354,602

 6,300,000

 California Municipal Finance Authority, 6.0%, 7/1/42

 6,606,747

 830,000

 California School Finance Authority, 5.625%, 10/1/34

 848,376

 1,475,000

 California School Finance Authority, 5.875%, 10/1/44

 1,516,477

 1,000,000

 California School Finance Authority, 6.0%, 10/1/49

 1,033,330

 3,230,000

 California School Finance Authority, 7.125%, 10/1/48

 3,599,964

 3,000,000

 California School Finance Authority, 7.375%, 10/1/43

 3,520,440

 2,500,000

 California Statewide Communities Development Authority, 5.5%, 12/1/54

 2,715,800

 1,560,000

 California Statewide Communities Development Authority, 6.125%, 11/1/33

 1,759,321

 4,030,000

 California Statewide Communities Development Authority, 6.375%, 11/1/43

 4,562,202

 2,000,000

 California Statewide Communities Development Authority, 7.5%, 6/1/42

 2,216,140

 315,559

 California Statewide Communities Development Authority, 9.0%, 12/1/38 (c)

 3

 12,500,000

 Golden State Tobacco Securitization Corp., 5.75%, 6/1/47

 10,654,250

 5,130,000

 Golden State Tobacco Securitization Corp., 6/1/37

 4,200,752

 2,500,000

 Pittsburg Unified School District, 9/1/41 (d)

 704,150

 1,925,000

 Pittsburg Unified School District, 9/1/42 (d)

 515,303

 5,000,000

 River Islands Public Financing Authority, 5.5%, 9/1/45

 5,120,450

 6,000,000

 Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37

 5,074,320

 2,800,000

 Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46

 2,324,532

 $

 74,108,876

 Colorado - 3.3%

 2,860,000

 Castle Oaks Metropolitan District No 3, 6.25%, 12/1/44 (f)

 $

 2,833,345

 1,000,000

 Colorado Educational & Cultural Facilities Authority, 5.0%, 12/15/45

 993,770

 2,000,000

 Colorado Educational & Cultural Facilities Authority, 8.0%, 9/1/43

 2,027,260

 5,000,000

 Colorado Educational & Cultural Facilities Authority, 8.125%, 9/1/48

 5,075,350

 8,000,000

 Kremmling Memorial Hospital District, 7.125%, 12/1/45

 6,608,800

 $

 17,538,525

 Connecticut - 0.5%

 2,640,000

 Town of Hamden Connecticut, 7.75%, 1/1/43

 $

 2,761,466

 District of Columbia - 0.8%

 735,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 735,029

 3,500,000

 District of Columbia, 5.0%, 10/1/45

 3,566,500

 $

 4,301,529

 Florida - 2.8%

 5,000,000

 Alachua County Health Facilities Authority, 8.125%, 11/15/46

 $

 5,899,700

 5,000,000

 Capital Trust Agency, Inc., 7.75%, 1/1/41

 4,758,600

 1,820,000

 County of Liberty Florida, 8.25%, 7/1/28

 404,932

 1,000,000

 Florida Development Finance Corp., 7.0%, 6/1/35

 1,029,690

 3,000,000

 Florida Development Finance Corp., 7.0%, 6/1/45

 3,060,450

 $

 15,153,372

 Hawaii - 0.2%

 1,000,000

 State of Hawaii Department of Budget & Finance, 9.0%, 11/15/44

 $

 1,269,270

 Illinois - 3.8%

 526,959

 Illinois Finance Authority, 11/15/52 (d)

 $

 144,366

 526,959

 Illinois Finance Authority, 11/15/52 (d)

 90,784

 2,634,795

 Illinois Finance Authority, 11/15/52 (d)

 91,585

 485,000

 Illinois Finance Authority, 7.0%, 11/15/17

 485,160

 1,250,000

 Illinois Finance Authority, 7.625%, 9/15/28

 1,392,688

 4,845,000

 Illinois Finance Authority, 7.75%, 9/15/38

 5,588,514

 4,213,653

 4.00

 Illinois Finance Authority, Floating Rate Note, 11/15/52

 2,694,968

 2,520,000

 Southwestern Illinois Development Authority, 5.625%, 11/1/26

 2,141,395

 485,000

 Southwestern Illinois Development Authority, 6.2%, 6/1/17

 496,010

 7,020,000

 Southwestern Illinois Development Authority, 6.625%, 6/1/37

 7,147,413

 $

 20,272,883

 Indiana - 2.8%

 1,750,000

 City of Carmel Indiana, 7.0%, 11/15/32

 $

 1,944,985

 2,000,000

 City of Carmel Indiana, 7.125%, 11/15/42

 2,230,040

 2,000,000

 City of Carmel Indiana, 7.125%, 11/15/47

 2,225,340

 3,500,000

 City of Crown Point Indiana, 8.0%, 11/15/39

 3,961,370

 4,000,000

 Vigo County Hospital Authority, 8.0%, 9/1/41

 4,816,000

 $

 15,177,735

 Iowa - 1.6%

 105,000

 Iowa Tobacco Settlement Authority, 5.5%, 6/1/42

 $

 91,477

 1,000,000

 Iowa Tobacco Settlement Authority, 5.6%, 6/1/34

 947,420

 8,580,000

 Iowa Tobacco Settlement Authority, 5.625%, 6/1/46

 7,563,270

 $

 8,602,167

 Louisiana - 0.8%

 5,800,000

 Tensas Parish Law Enforcement District, 10/1/26 (c) (d)

 $

 4,119,450

 Maryland - 0.2%

 1,000,000

 Maryland Health & Higher Educational Facilities Authority, 6.75%, 7/1/44

 $

 1,087,810

 Massachusetts - 1.4%

 1,116,746

 Massachusetts Development Finance Agency, 11/15/56 (d)

 $

 6,779

 1,235,770

 Massachusetts Development Finance Agency, 6.25%, 11/15/26

 1,206,161

 3,340,294

 Massachusetts Development Finance Agency, 6.25%, 11/15/39

 3,195,325

 2,000,000

 Massachusetts Development Finance Agency, 6.75%, 10/15/37

 2,078,080

 860,000

 Massachusetts Development Finance Agency, 7.625%, 10/15/37

 963,733

 3,500,000

 Massachusetts Health & Educational Facilities Authority, 1/15/38 (c) (d)

 8,925

 $

 7,459,003

 Michigan - 6.3%

 1,250,000

 Flint Hospital Building Authority, 5.25%, 7/1/39

 $

 1,221,538

 1,250,000

 Flint Hospital Building Authority, 7.375%, 7/1/35

 1,425,162

 5,485,000

 Flint International Academy, 5.75%, 10/1/37

 5,534,584

 225,000

 Michigan Public Educational Facilities Authority, 7.25%, 4/1/20

 239,152

 2,020,000

 Michigan Public Educational Facilities Authority, 8.0%, 4/1/40

 2,163,662

 4,410,000

 Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37

 4,418,203

 4,000,000

 6.62

 Michigan Strategic Fund, Floating Rate Note, 11/1/41

 4,288,920

 7,135,000

 6.75

 Michigan Strategic Fund, Floating Rate Note, 3/1/40

 7,722,567

 750,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/34

 657,938

 6,290,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 5,258,063

 1,250,000

 Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42

 1,231,150

 $

 34,160,939

 Minnesota - 1.3%

 2,000,000

 Bloomington Port Authority, 9.0%, 12/1/35

 $

 2,309,060

 1,500,000

 City of Brooklyn Park Minnesota, 9.25%, 3/1/39 (Pre-Refunded)

 1,745,685

 3,000,000

 St Paul Housing & Redevelopment Authority, 5.25%, 7/1/50

 2,856,990

 $

 6,911,735

 Missouri - 1.6%

 5,740,000

 Community Memorial Hospital District, 6.68%, 12/1/34

 $

 5,979,186

 2,500,000

 Kirkwood Industrial Development Authority, 8.25%, 5/15/45

 2,848,675

 $

 8,827,861

 New Jersey - 5.0%

 6,000,000

 New Jersey Economic Development Authority, 6.625%, 1/1/37

 $

 6,055,200

 4,500,000

 New Jersey Health Care Facilities Financing Authority, 6.25%, 7/1/35

 4,957,920

 7,580,000

 Tobacco Settlement Financing Corp. New Jersey, 4.75%, 6/1/34

 5,790,059

 13,000,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 9,934,080

 $

 26,737,259

 New Mexico - 1.0%

 6,055,000

 County of Otero New Mexico, 6.0%, 4/1/28

 $

 5,252,652

 New York - 4.5%

 85,000

 New York City Industrial Development Agency, 5.25%, 12/1/32

 $

 85,178

 1,180,000

 New York Counties Tobacco Trust IV, 5.0%, 6/1/45

 1,003,425

 10,000,000

 New York Counties Tobacco Trust V, 6/1/38 (d)

 2,273,200

 2,000,000

 Onondaga Civic Development Corp., 5.0%, 7/1/42

 2,052,720

 1,000,000

 Onondaga Civic Development Corp., 5.125%, 7/1/31

 1,069,240

 4,500,000

 Suffolk Tobacco Asset Securitization Corp., 6/1/44

 4,506,930

 8,000,000

 The Erie County Industrial Development Agency, 10/1/30 (c) (d)

 2,038,480

 10,000,000

 The Erie County Industrial Development Agency, 10/1/30 (c) (d)

 2,548,100

 1,795,000

 The Erie County Industrial Development Agency, 10/1/30 (c) (d)

 457,384

 9,040,000

 TSASC, Inc. New York, 5.125%, 6/1/42

 7,912,531

 100,000

 Westchester Tobacco Asset Securitization New York, 5.125%, 6/1/38

 96,274

 $

 24,043,462

 Ohio - 5.7%

 6,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 4,786,380

 4,000,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 3,232,040

 8,555,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 7,024,254

 5,010,000

 Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47

 4,367,468

 1,150,000

 County of Muskingum Ohio, 5.0%, 2/15/33

 1,196,161

 5,000,000

 County of Muskingum Ohio, 5.0%, 2/15/48

 5,133,050

 500,000

 Southeastern Ohio Port Authority, 5.0%, 12/1/43

 503,760

 1,000,000

 Southeastern Ohio Port Authority, 5.5%, 12/1/43

 1,047,480

 2,900,000

 Southeastern Ohio Port Authority, 6.0%, 12/1/42

 3,111,497

 $

 30,402,090

 Pennsylvania - 9.7%

 680,000

 Allegheny County Hospital Development Authority, 5.125%, 4/1/35

 $

 672,853

 3,000,000

 Pennsylvania Economic Development Financing Authority, 5.25%, 6/1/28

 3,001,650

 2,005,000

 Pennsylvania Economic Development Financing Authority, 7.5%, 5/1/20

 2,321,950

 8,445,000

 Pennsylvania Economic Development Financing Authority, 8.0%, 5/1/29

 10,067,200

 2,500,000

 Philadelphia Authority for Industrial Development, 5.5%, 6/15/32

 2,577,875

 5,200,000

 Philadelphia Authority for Industrial Development, 5.75%, 6/15/42

 5,379,140

 2,200,000

 Philadelphia Authority for Industrial Development, 6.5%, 6/1/45

 2,184,204

 1,000,000

 Philadelphia Authority for Industrial Development, 6.5%, 6/15/33 (144A)

 1,053,380

 3,145,000

 Philadelphia Authority for Industrial Development, 6.625%, 6/1/50

 3,121,696

 3,000,000

 Philadelphia Authority for Industrial Development, 6.75%, 6/15/43 (144A)

 3,179,370

 6,000,000

 Philadelphia Authority for Industrial Development, 8.2%, 12/1/43

 6,656,700

 1,180,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.625%, 7/1/36

 1,263,450

 6,000,000

 Philadelphia Hospitals & Higher Education Facilities Authority, 5.625%, 7/1/42

 6,368,160

 4,000,000

 Pottsville Hospital Authority Pennsylvania, 6.5%, 7/1/28

 4,315,520

 $

 52,163,148

 Puerto Rico - 2.8%

 18,000,000

 Commonwealth of Puerto Rico, 8.0%, 7/1/35 (f)

 $

 15,142,140

 Rhode Island - 0.1%

 2,065,000

 Central Falls Detention Facility Corp., 7.25%, 7/15/35

 $

 513,276

 Tennessee - 0.0% †

 5,000

 Johnson City Health & Educational Facilities Board, 5.0%, 2/15/43

 $

 5,141

 Texas - 10.2%

 5,500,000

 Arlington Higher Education Finance Corp., 7.125%, 3/1/44

 $

 5,862,010

 400,000

 City of Celina Texas, 5.375%, 9/1/28

 390,344

 1,000,000

 City of Celina Texas, 5.5%, 9/1/24

 981,450

 250,000

 City of Celina Texas, 5.5%, 9/1/32

 242,928

 650,000

 City of Celina Texas, 5.875%, 9/1/40

 628,368

 1,075,000

 City of Celina Texas, 6.0%, 9/1/30

 1,047,663

 2,700,000

 City of Celina Texas, 6.25%, 9/1/40

 2,613,222

 2,000,000

 City of Houston Texas Airport System Revenue, 5.0%, 7/1/29

 2,112,340

 500,000

 City of Mclendon-Chisholm Texas, 5.125%, 9/15/28

 491,920

 450,000

 City of Mclendon-Chisholm Texas, 5.375%, 9/15/35

 440,712

 400,000

 City of Mclendon-Chisholm Texas, 5.5%, 9/15/40

 390,884

 234,442

 Gulf Coast Industrial Development Authority, 12/1/36 (c) (d)

 2

 1,380,000

 Kinney County Public Facilities Corp., 7.0%, 11/1/25

 1,241,075

 15,000,000

 Sanger Industrial Development Corp., 8.0%, 7/1/38

 16,848,450

 1,775,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/28

 1,760,516

 2,250,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/29

 2,188,125

 120,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.0%, 11/15/34

 139,126

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/39

 4,817,850

 6,350,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.125%, 11/15/44

 7,347,014

 5,000,000

 Tarrant County Cultural Education Facilities Finance Corp., 8.25%, 11/15/44

 4,945,200

 1,000,000

 Texas Midwest Public Facility Corp., 10/1/30 (c) (d)

 140,000

 $

 54,629,199

 Utah - 1.7%

 1,285,000

 Utah State Charter School Finance Authority, 7.25%, 5/15/21

 $

 1,402,706

 1,985,000

 Utah State Charter School Finance Authority, 8.125%, 5/15/31

 2,200,511

 5,145,000

 Utah State Charter School Finance Authority, 8.5%, 5/15/41

 5,814,416

 $

 9,417,633

 Virginia - 1.7%

 12,920,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 $

 9,103,561

 Washington - 2.6%

 3,500,000

 Washington State Housing Finance Commission, 5.625%, 1/1/27

 $

 3,518,515

 10,610,000

 Washington State Housing Finance Commission, 5.625%, 1/1/38

 10,456,049

 $

 13,974,564

 West Virginia - 5.1%

 25,000,000

 City of Philippi West Virginia, 7.75%, 10/1/44

 $

 21,380,751

 5,395,000

 West Virginia Hospital Finance Authority, 9.125%, 10/1/41

 6,003,988

 $

 27,384,739

 Wisconsin - 4.6%

 500,000

 Public Finance Authority, 5.0%, 10/1/34

 $

 506,710

 1,245,000

 Public Finance Authority, 5.125%, 10/1/45

 1,254,001

 1,590,000

 Public Finance Authority, 5.625%, 7/1/44

 1,688,039

 1,500,000

 Public Finance Authority, 5.75%, 4/1/35

 1,468,620

 4,150,000

 Public Finance Authority, 5.875%, 4/1/45

 4,047,038

 2,815,000

 Public Finance Authority, 6.2%, 10/1/42

 3,029,109

 5,057,500

 Public Finance Authority, 7.0%, 10/1/42

 5,074,089

 5,325,000

 Public Finance Authority, 8.25%, 6/1/46

 6,234,563

 1,265,000

 Public Finance Authority, 8.375%, 6/1/20

 1,269,174

 $

 24,571,343

 TOTAL MUNICIPAL BONDS

 (Cost $515,249,268)

 $

 521,132,269

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.0% †

 1,175,000

 0.00

 Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)

 $

 80,405

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $1,172,460)

 $

 80,405

 TOTAL INVESTMENT IN SECURITIES - 97.0%

 (Cost $516,421,728) (a) (g)

 $

 521,212,674

 OTHER ASSETS & LIABILITIES - 3.0%

 $

 16,163,668

 TOTAL NET ASSETS - 100.0%

 $

 537,376,342

 †

 Rounds to less than 0.01%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 31, 2015, the value of these securities amounted to $4,313,155 or 0.8% of total net assets.

  (Pre-Refunded)

Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt bonds in full at the earliest refunding date issue and to retire the bonds in full at the earliest refunding date.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $516,127,117 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $    34,637,014

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (29,551,457)

 Net unrealized appreciation

  $     5,085,557

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security is in default and is non-income producing.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Consists of Revenue Bonds unless otherwise indicated.

 (f)

 Represents a General Obligation bond

 (g)

 The concentration of investments by type of obligation/market sector is as follows:

 Health

 30.6

 %

 Special Revenues

 25.1

 Education

 20.1

 Various Revenues

 8.4

 Pollution Control Revenue

 8.2

 General Obligation

 3.5

 Transportation

 2.7

 Reserves

 1.0

 Escrowed

 0.2

 Insured

 0.2

 100.0

 %

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Municipal Bonds

  $                  -

  $    521,132,269

  $       -

  $    521,132,269

 Municipal Collateralized Debt Obligation

                    -

               80,405

         -

               80,405

 Total

  $                  -

  $    521,212,674

  $       -

  $    521,212,674

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Absolute Return Bond Fund

 Schedule of Investments 5/31/15 (unaudited)

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.0%

 1,200,000

 U.S. Treasury Bills, 1/7/16 (b)

 $

 1,199,267

 3,650,000

 U.S. Treasury Bills, 11/12/15 (b)

 3,649,083

 1,450,000

 U.S. Treasury Bills, 2/4/16 (b)

 1,448,676

 1,900,000

 U.S. Treasury Bills, 3/3/16 (b)

 1,897,306

 3,000,000

 U.S. Treasury Bills, 7/23/15 (b)

 2,999,958

 500,000

 U.S. Treasury Bills, 8/27/15 (b)

 499,988

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $11,692,068)

 $

 11,694,278

 FOREIGN GOVERNMENT BONDS - 25.7%

 EUR

 1,242,012

 Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/23

 $

 1,466,364

 EUR

 161,179

 Deutsche Bundesrepublik Inflation Linked Bond, 0.1%, 4/15/26

 192,812

 EUR

 179,000

 Ireland Government Bond, 2.4%, 5/15/30

 219,057

 EUR

 220,000

 Ireland Government Bond, 3.4%, 3/18/24

 287,869

 EUR

 240,000

 Ireland Government Bond, 3.9%, 3/20/23

 321,732

 EUR

 474,701

 Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/19

 572,741

 EUR

 45,000

 Italy Buoni Poliennali Del Tesoro, 3.25%, 9/1/46

 53,475

 EUR

 250,000

 Italy Buoni Poliennali Del Tesoro, 3.5%, 3/1/30

 315,101

 EUR

 85,000

 Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44

 128,221

 EUR

 14,000

 Italy Buoni Poliennali Del Tesoro, 5.0%, 9/1/40

 21,314

 JPY

 3,583,510

 Japanese Government CPI Linked Bond, 0.1%, 3/10/24

 31,040

 JPY

 49,440,000

 Japanese Government CPI Linked Bond, 0.1%, 9/10/23

 427,840

 NOK

 5,000,000

 Norway Government Bond, 1.75%, 3/13/25

 656,472

 EUR

 20,000

 Spain Government Bond, 4.7%, 7/30/41

 29,463

 EUR

 235,000

 Spain Government Bond, 5.15%, 10/31/44

 374,683

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $5,340,835)

 $

 5,098,184

 Shares

 Value

 PURCHASED PUT OPTIONS - 0.4%

 120,000

 FX Barrier Option Put EUR/Call USD Knock-out (Down-and-out) @ (1.08) 1.1125%, 6/2/15

 $

 1,491

 130,000

 FX Vanilla Option Put EUR/Call USD @ 1.135, 7/16/15

 5,454

 150,000

 FX Vanilla Option Put EUR/Call USD @ 1.34, 6/25/15

 36,245

 170,000

 FX Vanilla Option Put EUR/Call USD @ 1.3615, 6/23/15

 44,745

 TOTAL PURCHASED PUT OPTIONS

 (Premiums paid $12,592)

 $

 87,935

 PURCHASED CALL OPTIONS - 0.2%

 180,000

 FX Barrier Option Call EUR/Put SEK Knock-out (Up-and-out) @ (9.470000000000001) 9.2625 6/10/15

 $

 657

 200,000

 FX Barrier Option Call USD/Put KRW Knock-out (Up-and-out)@ (1150) 1110 6/25/15

 805

 170,000

 FX Vanilla Option Call EUR/Put USD @ 1.3615 6/23/15

                                                                  -

 230,000

 FX Vanilla Option Call USD/Put CNY @ 6.4 10/25/16

 2,427

 250,000

 FX Vanilla Option Call USD/Put CNY @ 6.4 10/25/16

 2,638

 250,000

 FX Vanilla Option Call USD/Put CNY @ 6.4 10/25/16

 2,638

 130,000

 FX Vanilla Option Call USD/Put JPY @ 120.5 6/2/15

 3,719

 120,000

 FX Vanilla Option Call USD/Put JPY @ 121.5 11/19/15

 4,294

 200,000

 FX Vanilla Option Call USD/Put SGD @  1.25 6/25/15

 14,646

 200,000

 FX Vanilla Option Call USD/Put TWD @ 306/26/15

 4,656

 TOTAL PURCHASED CALL OPTIONS

 (Premiums paid $28,035)

 $

 36,480

 INTEREST RATE SWAPTIONS - 3.4%

 900,000

 Fixed 1/26/46  0.8% (SWP 1/22/16 Right to pay fixed)

 $

 141,900

 900,000

 Fixed 1/26/46  0.8% (SWP 1/22/16 Right to receive fixed)

 17,310

 2,200,000

 Fixed 11/11/17  1.65% (SWP 11/9/15 Right to pay fixed)

 1,612

 2,200,000

 Fixed 11/11/17  1.65% (SWP 11/9/15 Right to receive fixed)

 23,694

 2,400,000

 Fixed 11/16/25  1.21% (SWP 11/12/15 Right to pay fixed)

 18,853

 2,400,000

 Fixed 11/16/25  2.21% (SWP 11/12/15 Right to pay fixed)

 651

 625,000

 Fixed 2/15/27  0.97% (SWP 2/13/17 Right to receive fixed)

 17,875

 625,000

 Fixed 2/15/27 0.97% (SWP 2/13/17 Right to pay fixed)

 27,620

 2,250,000

 Fixed 2/25/18  1.7% (SWP 2/23/16 Right to pay fixed)

 5,283

 2,250,000

 Fixed 2/25/18  1.7% (SWP 2/23/16 Right to receive fixed)

 21,298

 500,000

 Fixed 3/13/27  2.74% (SWP 3/9/17 Right to pay fixed)

 17,473

 500,000

 Fixed 3/13/27  2.74% (SWP 3/9/17 Right to receive fixed)

 23,503

 275,000,000

 Fixed 5/26/25  0.96% (SWP 5/22/20 Right to pay fixed)

 35,641

 275,000,000

 Fixed 5/26/25  0.96% (SWP 5/22/20 Right to receive fixed)

 40,627

 1,000,000

 Fixed 5/30/47  2.8% (SWP 5/26/17 Right to pay fixed)

 90,682

 1,000,000

 Fixed 5/30/47  2.8% (SWP 5/26/17 Right to receive fixed)

 91,430

 6,000,000

 Fixed 6/3/35 1.62% (SWP 6/1/15 Right to pay fixed)

                                                                  -

 58,600,000

 Fixed 6/3/35 JPY 1.62% (SWP 6/1/15 Right to pay fixed)

                                                                  -

 2,000,000

 Fixed 7/15/15  65% (SWP 3/18/15 Right to pay fixed)

 7,893

 2,180,000

 Fixed 9/15/20  2.5% (SWP 9/11/15 Right to pay fixed)

 1,468

 2,180,000

 Fixed 9/15/20  2.5% (SWP 9/11/15 Right to receive fixed)

 80,480

 TOTAL INTEREST RATE SWAPTIONS

 (Premiums paid $691,845)

 $

 665,293

 TOTAL INVESTMENT IN SECURITIES - 88.7%

 (Cost $17,765,375) (a)

 $

 17,582,170

 WRITTEN PUT OPTIONS - (0.2)%

 (130,000)

 FX Vanilla Option Put EUR/Call USD @ 1.08 7/16/15

 $

 (1,498)

 (170,000)

 FX Vanilla Option Put EUR/Call USD @ 1.3615 6/23/15

 (44,745)

 TOTAL WRITTEN PUT OPTIONS

 (Premiums received $(40,410))

 $

 (46,243)

 WRITTEN CALL OPTIONS - (0.0)% †

 (130,000)

 FX Vanilla Option Call EUR/Put USD @ 1.17 7/16/15

 $

 (182)

 (80,000)

 FX Vanilla Option Call USD/Put TRY @ 3.4 3/11/15

 (477)

 TOTAL WRITTEN CALL OPTIONS

 (Premiums received $(1,878))

 $

 (659)

 WRITTEN INTEREST RATE SWAPTIONS - (1.7)%

 (2,500,000)

 Fixed 1/26/26  0.56% (SWP 1/22/16 Right to receive fixed)

 $

 (13,498)

 (2,500,000)

 Fixed 1/26/26 0.56% (SWP1/22/16 Right to pay fixed)

 (115,198)

 (4,800,000)

 Fixed 11/16/25  1.71% (SWP 11/12/15 Right to pay fixed)

 (8,266)

 (600,000)

 Fixed 5/26/47  2.3% (SWP 5/26/17 Right to pay fixed)

 (91,915)

 (2,000,000)

 Fixed 7/15/15  80% (SWP 3/18/15 Right to pay fixed)

 (15,448)

 (600,000)

 Fixed5/26/47  2.3% (SWP 5/26/17 Right to receive fixed)

 (96,115)

 TOTAL WRITTEN INTEREST RATE SWAPTIONS

 (Premiums received $(326,299))

 $

 (340,440)

 OTHER ASSETS & LIABILITIES - 86.8%

 $

 2,635,612

 TOTAL NET ASSETS - 13.2%

 $

 19,830,440

 †

 Amount rounds to less than 0.1% or (0.1)%.

 (a)

 At May 31, 2015, the net unrealized depreciation on investments based on cost for federal income tax purposes of $17,765,375 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

  $                                                      277,166

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (460,371)

 Net unrealized depreciation

  $                                                    (183,205)

 (b)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 CNY

 Chinese Yuan

 EURO

 European Euro

 JPY

 Japanese Yen

 KRW

 South Korean Won

 NOK

 Norwegian Krone

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 TRY

 Turkish Lira

 TWD

 New Taiwan Dollar

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Paid (Received)

 Net Unrealized Appreciation (Depreciation)

            (2,300,000)

 Intercontinental Exchange

 Markit CDX North America Investment Grade Index

 1.00%

 6/20/20

          (41,723)

                 1,663

  $      (41,723)

  $             1,663

 INFLATION RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Index

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 EUR

498,000

 Credit Suisse International

 Receive

 USCPI

2.138
%

 3/3/19

17,766

 EUR

994,250

 Credit Suisse International

 Receive

 USCPI

2.145
%

 2/7/19

33,691

 EUR

(320,000
)

 Goldman Sachs International

 Pay

 EUCPI

0.750
%

 3/3/20

(4,402
)

 EUR

(140,000
)

 Goldman Sachs International

 Receive

 EUCPI

0.825
%

 12/5/19

59

 EUR

(600,000
)

 Goldman Sachs International

 Receive

 EUCPI

1.209
%

 2/5/25

7,536

 EUR

600,000

 Goldman Sachs International

 Pay

 EUCPI

1.209
%

 2/5/20

(4,952
)

 EUR

(320,000
)

 Goldman Sachs International

 Receive

 EUCPI

1.200
%

 3/3/25

5,953

 EUR

155,000

 Goldman Sachs International

 Pay

 EUCPI

0.990
%

 3/30/20

(40
)

 EUR

155,000

 Goldman Sachs International

 Pay

 EUCPI

1.345
%

 3/30/25

310

 EUR

(367,500
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

1.238
%

 2/7/19

(11,022
)

(181,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

1.210
%

 3/3/19

(5,317
)

 EUR

(575,000
)

 Morgan Stanley Capital Services LLC

 Pay

 EUCPI

0.525
%

 1/20/20

(11,718
)

 EUR

480,000

 Morgan Stanley Capital Services LLC

 Pay

 USCPI

1.648
%

 2/26/20

(1,091
)

 EUR

(310,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

0.728
%

 2/26/20

3,295

(275,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.078
%

 5/22/19

(584
)

 EUR

(300,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

0.988
%

 5/29/19

579

338,000

 Morgan Stanley Capital Services LLC

 Pay

 USCPI

1.705
%

 12/5/19

3,759

(575,000
)

 Morgan Stanley Capital Services LLC

 Receive

 EUCPI

1.030
%

 1/20/25

17,598

$
51,420

 EUCPI

 Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA

 USCPI

 United States Consumer Price Index

 NOTE:

  Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual Fixed Rate

 Expiration Date

 Net Unrealized Appreciation (Depreciation)

 AUD

(545,000
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.604
%

 10/16/24

$
(21,787
)

 AUD

10,602,000

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

2.040
%

 11/30/16

3,455

 AUD

588,500

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.510
%

 1/13/25

510

 AUD

(655,000
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.240
%

 5/22/25

(9,881
)

 AUD

(588,500
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.285
%

 1/13/25

4,635

 AUD

(611,800
)

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR AUD 3 Month

3.150
%

 2/5/25

7,619

 CAD

3,786,000

 Deutsche Bank

 Pay

 Canadian Bankers Acceptances 3 Month

1.315
%

 4/18/19

(6,086
)

 CAD

2,520,000

 Deutsche Bank

 Pay

 Canadian Bankers Acceptances 3 Month

1.280
%

 4/18/19

(5,420
)

 EUR

(1,930,000
)

 Deutsche Bank

 Pay

 EURIBOR 6 Month

2.703
%

 7/9/23

(176,204
)

 EUR

260,000

 Deutsche Bank

 Receive

 EURIBOR 6 Month

2.558
%

 2/11/54

(112,037
)

 EUR

(970,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.538
%

 12/15/64

(31,522
)

 EUR

(80,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.824
%

 11/11/44

(12,117
)

 EUR

400,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.320
%

 2/16/55

(1,393
)

 EUR

300,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.261
%

 5/29/19

224

 EUR

630,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.527
%

 3/29/23

(9,091
)

 EUR

(285,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.886
%

 3/29/36

22,879

 EUR

691,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.292
%

 3/20/25

(20,850
)

 EUR

(1,375,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.924
%

 3/20/45

129,957

 EUR

1,105,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.739
%

 3/20/45

(115,105
)

 EUR

300,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.299
%

 2/26/20

(315
)

 EUR

140,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.411
%

 12/5/19

817

 EUR

1,110,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

0.037
%

 2/23/20

(1,735
)

 EUR

(510,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.980
%

 2/16/65

1,066

 EUR

390,000

 Deutsche Bank

 Pay

 EONIA 1 Day Interbank Rate

0.765
%

 2/23/30

(6,726
)

 EUR

184,000

 Deutsche Bank

 Receive

 EURIBOR 6 Month

0.948
%

 3/3/19

5,463

 EUR

275,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

0.272
%

 5/22/19

342

 EUR

660,000

 Deutsche Bank

 Pay

 EURIBOR 6 Month

1.800
%

 12/15/54

19,866

 EUR

(630,000
)

 Deutsche Bank

 Receive

 EURIBOR 6 Month

1.900
%

 2/11/24

68,873

 EUR

372,500

 Morgan Stanley Capital Services LLC

 Receive

 EURIBOR 6 Month

1.004
%

 2/7/19

11,772

 GBP

(717,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 6 Month

3.154
%

 9/23/24

(42,047
)

 GBP

(340,000
)

 Deutsche Bank

 Pay

 LIBOR GBP 6 Month

1.966
%

 5/5/25

(3,353
)

 GBP

(750,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

2.800
%

 11/14/24

(25,211
)

 GBP

(1,100,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.380
%

 2/5/19

3,206

 GBP

260,000

 Deutsche Bank

 Pay

 LIBOR GBP 6 Month

2.893
%

 11/14/44

21,789

 GBP

(1,100,000
)

 Deutsche Bank

 Receive

 LIBOR GBP 6 Month

1.425
%

 2/8/19

1,134

 GBP

376,000

 Deutsche Bank

 Pay

 LIBOR GBP 6 Month

3.130
%

 9/24/44

44,391

 INR

33,700,000

 Barclays Bank Plc

 Pay

 Mumbai Interbank Offer Rate

6.965
%

 2/12/17

(2,337
)

 INR

(14,400,000
)

 Barclays Bank Plc

 Receive

 Mumbai Interbank Offer Rate

6.560
%

 2/12/20

4,842

 INR

20,500,000

 Goldman Sachs International

 Pay

 Mumbai Interbank Offer Rate

6.985
%

 5/27/17

(1,286
)

 INR

33,700,000

 Goldman Sachs International

 Pay

 Mumbai Interbank Offer Rate

6.825
%

 2/3/17

(3,482
)

 INR

(9,000,000
)

 Goldman Sachs International

 Receive

 Mumbai Interbank Offer Rate

6.875
%

 5/27/20

1,324

 INR

(14,400,000
)

 Goldman Sachs International

 Receive

 Mumbai Interbank Offer Rate

6.430
%

 2/3/20

5,971

 INR

(13,500,000
)

 Morgan Stanley Capital Services LLC

 Receive

 Mumbai Interbank Offer Rate

6.800
%

 3/13/20

2,576

 INR

33,200,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

7.015
%

 3/13/17

(1,885
)

 INR

40,600,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

6.940
%

 2/26/17

(3,082
)

 INR

33,700,000

 Morgan Stanley Capital Services LLC

 Pay

 Mumbai Interbank Offer Rate

6.930
%

 2/4/17

(2,623
)

 INR

(14,400,000
)

 Morgan Stanley Capital Services LLC

 Receive

 Mumbai Interbank Offer Rate

6.540
%

 2/4/20

4,998

 INR

(17,300,000
)

 Morgan Stanley Capital Services LLC

 Receive

 Mumbai Interbank Offer Rate

6.560
%

 2/26/20

5,860

 JPY

(49,900,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

0.623
%

 10/10/24

(3,329
)

 JPY

(137,000,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

0.328
%

 2/4/22

1,756

 JPY

(65,600,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

2.010
%

 2/17/45

3,333

 JPY

(65,600,000
)

 Deutsche Bank

 Receive

 LIBOR JPY 6 Month

1.993
%

 2/17/45

3,961

 JPY

54,700,000

 Deutsche Bank

 Pay

 LIBOR JPY 6 Month

1.906
%

 2/17/35

(761
)

 JPY

54,700,000

 Deutsche Bank

 Pay

 LIBOR JPY 6 Month

1.920
%

 2/19/35

(222
)

 KRW

768,000,000

 Goldman Sachs International

 Pay

 South Korea Overnight Interbank Rate

2.100
%

 2/3/25

(2,226
)

 NOK

2,826,000

 Deutsche Bank

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.790
%

 10/23/17

3,548

 NOK

2,550,000

 Goldman Sachs International

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.020
%

 3/21/18

(2,055
)

 NOK

3,000,000

 Morgan Stanley Capital Services LLC

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.635
%

 11/12/17

2,556

 NOK

2,826,000

 Morgan Stanley Capital Services LLC

 Pay

 Norwegian Interbank Offer Rate 6 Month

1.765
%

 10/28/17

3,367

 NZD

2,682,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

3.510
%

 4/28/17

5,935

 NZD

702,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

4.050
%

 1/23/25

(3,248
)

 NZD

711,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

3.770
%

 2/7/25

(8,732
)

 NZD

702,000

 Morgan Stanley Capital Services LLC

 Pay

 NZD Bank Bill 3 Month

3.850
%

 1/13/25

(7,044
)

 SEK

2,900,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.103
%

 2/12/17

1,557

 SEK

2,610,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.403
%

 10/24/16

2,599

 SEK

3,310,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.390
%

 10/28/16

3,276

 SEK

4,750,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.615
%

 8/26/16

5,829

 SEK

5,040,000

 Barclays Bank Plc

 Pay

 LIBOR SEK 3 Month

0.550
%

 9/18/16

5,931

 SEK

4,800,000

 Barclays Bank Plc

 Receive

 LIBOR SEK 3 Month

0.628
%

 8/20/16

5,937

 SEK

4,800,000

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR SEK 3 Month

0.628
%

 8/13/16

5,806

 SEK

4,800,000

 Morgan Stanley Capital Services LLC

 Receive

 LIBOR SEK 3 Month

0.630
%

 8/14/16

5,831

 SGD

(1,650,000
)

 Goldman Sachs International

 Receive

 Singapore Interbank Offered Rate 6 Month

2.018
%

 5/6/20

(826
)

 THB

44,000,000

 Goldman Sachs International

 Receive

 Bangkok Interbank Offered Rate 6 Month

1.820
%

 4/24/18

3,266

(410,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

0.640
%

 10/28/16

(83
)

(1,690,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

3.044
%

 11/28/22

(26,508
)

530,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

2.223
%

 5/6/25

2,115

3,150,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

1.810
%

 1/23/19

(2,123
)

1,800,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

1.593
%

 2/10/19

1,427

(35,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.453
%

 3/13/27

456

(3,014,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.861
%

 4/18/19

4,986

(2,000,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.928
%

 4/18/19

747

(700,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.480
%

 2/25/18

(1,930
)

(1,000,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.275
%

 11/11/17

(2,527
)

(350,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.700
%

 9/15/20

719

(508,000
)

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

1.576
%

 3/3/19

(4,207
)

(350,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.753
%

 12/5/19

(3,626
)

(680,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.734
%

 2/15/41

(9,195
)

(1,400,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.930
%

 9/15/20

(12,658
)

(2,860,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

0.893
%

 12/31/16

(9,264
)

(630,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

0.775
%

 9/18/16

(1,640
)

(500,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.717
%

 2/26/20

(3,554
)

(340,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.521
%

 11/12/17

(2,511
)

(371,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.427
%

 10/28/17

(2,266
)

(625,000
)

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

0.679
%

 8/13/16

(1,041
)

(619,000
)

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

0.700
%

 8/26/16

(1,042
)

(625,000
)

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

0.673
%

 8/14/16

(1,000
)

(371,500
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.370
%

 10/23/17

(1,918
)

(176,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

0.635
%

 10/24/16

(32
)

(625,000
)

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

0.648
%

 8/20/16

(680
)

(1,630,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

2.348
%

 1/23/23

16,986

3,130,000

 Deutsche Bank

 Pay

 LIBOR USD 3 Month

2.252
%

 11/28/18

29,182

(2,220,000
)

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

1.445
%

 2/6/20

10,830

1,380,000

 Deutsche Bank

 Receive

 LIBOR USD 3 Month

3.985
%

 7/9/23

85,922

(1,015,000
)

 Morgan Stanley Capital Services LLC

 Pay

 LIBOR USD 3 Month

1.599
%

 2/7/19

(9,585
)

$
(149,981
)

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian Dollar

 CAD

 Canadian Dollar

 EUR

 Euro

 GBP

 British Pound Sterling

 INR

 Indian Rupee

 JPY

 Japanese Yen

 KRW

 South Korean Won

 NOK

 Norwegian Krone

 NZD

 New Zealand Dollar

 SEK

 Swedish Krone

 SGD

 Singapore Dollar

 THB

 Thai Baht

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3.

 The following is a summary of the inputs used as of May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 U.S. Government and Agency Obligations

$
-

$
11,694,278

$
-

$
11,694,278

 Foreign Government Bonds

-

5,098,184

-

5,098,184

 Purchased Put Options

-

87,935

-

87,935

 Purchased Call Options

-

36,480

-

36,480

 Interest Rate Swaptions

-

665,293

-

665,293

 Total

$
-

$
17,582,170

$
-

$
17,582,170

 Other Financial Instruments

 Net unrealized depreciation on written put options

$
-

$
(5,833
)

$
-

$
(5,833
)

 Net unrealized appreciation on written call options

-

1,219

-

1,219

 Net unrealized depreciation on written interest rate swaptions

-

(14,141
)

-

(14,141
)

 Net unrealized appreciation on futures contracts

66,167

-

-

66,167

 Net unrealied appreciation on forward foreign currency contracts

-

110,874

-

110,874

 Net unrealied depreciation on forward foreign currency contracts

-

(317,015
)

-

(317,015
)

 Net unrealized appreciation on centrally cleared credit default swap

-

1,663

-

1,663

 Unrealized Appreciation on Inflation Rate Swaps

-

51,420

-

51,420

 Unrealized Depreciation on Interest Rate Swaps

-

(149,981
)

-

(149,981
)

 Total

$
66,167

$
(321,794
)

$
-

$
(255,627
)

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Opportunistic Credit Fund

 Schedule of Investments 5/29/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCK - 1.0%

 Diversified Financials - 1.0%

 Investment Banking & Brokerage - 1.0%

 12,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 339,360

 TOTAL PREFERRED STOCK

 (Cost $340,923)

 $

 339,360

 ASSET BACKED SECURITIES - 0.9%

 Banks - 0.6%

 Thrifts & Mortgage Finance - 0.6%

 27,978

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 $

 28,002

 40,499

 1.48

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 38,655

 42,038

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 42,230

 29,160

 3.18

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 29,155

 50,376

 5.47

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 52,119

 $

 190,161

 Total Banks

 $

 190,161

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 87,500

 TAL Advantage V LLC, 4.1%, 2/22/39

 $

 88,764

 Total Diversified Financials

 $

 88,764

 TOTAL ASSET BACKED SECURITIES

 (Cost $277,411)

 $

 278,925

 COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3%

 Banks - 22.3%

 Thrifts & Mortgage Finance - 22.3%

 300,000

 1.14

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 $

 270,386

 180,000

 2.71

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 166,640

 250,000

 5.97

 Banc of America Commercial Mortgage Trust 2007-5, Floating Rate Note, 2/10/51

 259,917

 45,548

 1.18

 Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)

 41,985

 150,000

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 152,416

 106,223

 4.45

 CAM Mortgage Trust 2014-2, Floating Rate Note, 5/15/48 (144A)

 106,438

 120,000

 2.77

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 111,282

 155,000

 5.77

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 145,649

 47,000

 5.77

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 41,450

 175,000

 5.57

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 179,507

 175,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 177,711

 175,000

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 175,615

 300,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 282,929

 175,000

 3.29

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A)

 174,892

 92,613

 4.93

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/9/19 (144A)

 91,928

 100,000

 3.38

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 95,382

 125,000

 4.94

 GS Mortgage Securities Corp., II, Series 2005-GG4, Floating Rate Note, 7/10/39

 122,943

 250,000

 5.74

 GS Mortgage Securities Trust 2006-GG6, Floating Rate Note, 4/10/38

 251,513

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 202,601

 888,001

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 909,876

 756,278

 3.96

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 792,497

 187,500

 5.28

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 189,671

 260,000

 5.45

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 261,017

 70,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 71,539

 1,738

 0.96

 Nomura Asset Acceptance Corp., Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34

 1,736

 636,237

 3.50

 Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42

 647,918

 863,143

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 847,127

 250,000

 5.36

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 252,149

 125,000

 5.95

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 131,390

 200,000

 3.69

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 200,422

 $

 7,356,526

 Total Banks

 $

 7,356,526

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $7,193,507)

 $

 7,356,526

 CORPORATE BONDS - 8.3%

 Energy - 2.0%

 Integrated Oil & Gas - 2.0%

 675,000

 Petrobras Global Finance BV, 3.875%, 1/27/16

 $

 677,700

 Total Energy

 $

 677,700

 Banks - 3.8%

 Diversified Banks - 3.8%

 300,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 317,250

 300,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 299,625

 300,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 300,750

 325,000

 6.50

 ING Groep NV, Floating Rate Note (Perpetual)

 320,938

 $

 1,238,563

 Total Banks

 $

 1,238,563

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 INR

 3,700,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 57,744

 Total Diversified Financials

 $

 57,744

 Insurance - 2.3%

 Reinsurance - 2.3%

 250,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 253,050

 250,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 249,500

 250,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 253,200

 $

 755,750

 Total Insurance

 $

 755,750

 TOTAL CORPORATE BONDS

 (Cost $2,732,379)

 $

 2,729,757

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 42.7%

 1,290,000

 U.S. Treasury Bills, 6/11/15 (c)

 $

 1,289,996

 1,290,000

 U.S. Treasury Bills, 6/18/15 (c)

 1,289,991

 1,490,000

 U.S. Treasury Bills, 6/25/15 (c)

 1,489,985

 1,290,000

 U.S. Treasury Bills, 7/2/15 (c)

 1,289,988

 1,455,000

 0.06

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 1,454,913

 1,450,000

 0.07

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 1,449,723

 1,455,000

 0.08

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 1,455,172

 1,420,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 1,420,104

 1,450,000

 0.10

 U.S. Treasury Note, Floating Rate Note, Floating Rate Note, 1/31/17

 1,450,435

 1,485,000

 0.09

 U.S. Treasury Note, Floating Rate Note, Floating Rate Note, 4/30/17

 1,484,933

 $

 14,075,240

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $14,075,919)

 $

 14,075,240

 MUNICIPAL BONDS - 10.6%

 Municipal Development - 1.3%

 200,000

 0.06

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 $

 200,000

 225,000

 0.13

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 225,000

 $

 425,000

 Higher Municipal Education - 7.1%

 225,000

 0.08

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 $

 225,000

 600,000

 0.06

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 600,000

 690,000

 0.07

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49

 690,000

 600,000

 0.07

 The University of Texas System, Floating Rate Note, 8/1/34

 600,000

 225,000

 0.09

 University of Michigan, Floating Rate Note, 12/1/29

 225,000

 $

 2,340,000

 Municipal Medical - 2.2%

 735,000

 0.10

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 $

 735,000

 TOTAL MUNICIPAL BONDS

 (Cost $3,500,000)

 $

 3,500,000

 SENIOR FLOATING RATE LOAN INTEREST - 0.1%**

 Energy - 0.1%

 Integrated Oil & Gas - 0.1%

 50,000

 7.50

 Chief Exploration & Development LLC, Term Loan, 6.50%, 5/16/21

 $

 48,050

 TOTAL SENIOR FLOATING RATE LOAN INTEREST

 (Cost $49,570)

 $

 48,050

 TEMPORARY CASH INVESTMENT - 12.1%

 Repurchase Agreement - 12.1%

 3,990,000

 $3,990,000 RBC Capital Markets, Inc., dated 4/29/15 plus accrued interest on 5/1/15 collateralized by the following:

 $1,192,309 Freddie Mac Giant, 3.0-4.5%, 9/1/43-9/1/44

 $1,999,573 Federal National Mortgage Association (ARM), 2.227-3.225%, 6/1/36-3/1/44

 $199,099 Federal National Mortgage Association, 3.5-5.5%, 6/1/23-9/1/44

 $678,819 Government National Mortgage Association II, 3.0%, 5/20/45

 $

 3,990,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $3,990,000)

 $

 3,990,000

 Shares

 PURCHASED PUT OPTIONS - 0.3%

 58

 S&P EMINI Futures, 9/18/15 @ 1670

 $

 15,080

 58

 S&P EMINI Futures, 9/18/15 @ 1985

 93,090

 TOTAL PURCHASED PUT OPTIONS

 $

 108,170

 (Premiums paid $157,635)

 $

 108,170

 PURCHASED CALL OPTION - 0.2%

 122

 Euro 2y Mid Cap Value Future, 6/12/15 @ 98.125

 $

 67,862

 TOTAL PURCHASED CALL OPTION

 (Premiums paid $39,975)

 $

 67,862

 PURCHASED SWAPTION - 0.0%+

 2,680,000

 Put on MARKIT CDX North America High Yield Index, 6/17/15, 105% (3/4/15 Right to pay fixed)

 $

 1,508

 TOTAL PURCHASED SWAPTION

 (Premiums paid $24,144)

 $

 1,508

 TOTAL INVESTMENT IN SECURITIES - 98.5%

 (Cost $32,381,463) (a)

 $

 32,495,398

 WRITTEN PUT OPTIONS - (0.2)%

 (58)

 S&P EMINI Futures, 9/18/15 @ 1880

 $

 (50,750)

 (58)

 S&P EMINI Futures, 9/18/15 @ 1775

 (27,260)

 TOTAL WRITTEN PUT OPTIONS

 $

 (78,010)

 (Premiums received $(120,040))

 $

 (78,010)

 WRITTEN CALL OPTION - (0.2)%

 (244)

 Euro 2y Mid Cap Value Future, 6/12/15 @ 98.25

 $

 (77,775)

 TOTAL WRITTEN CALL OPTION

 (Premiums received $(42,051))

 $

 (77,775)

 WRITTEN SWAPTION - (0.0)%+

 (5,360,000)

 Put on MARKIT CDX North America High Yield Index, 6/17/15, 103% (3/4/15 Right to pay fixed)

 $

 (720)

 TOTAL WRITTEN SWAPTION

 (Premiums received $(26,532))

 $

 (720)

 OTHER ASSETS & LIABILITIES - 1.9%

 $

 630,026

 TOTAL NET ASSETS - 100.0%

 $

 32,968,919

 +

 Amount rounds to less than 0.1 or (0.1)%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 29, 2015, the value of these securities amounted to $3,818,074 or 11.6% of total net assets.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (ARM)

 Adjustable Rate Mortgage.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $32,381,463 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 212,525

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (98,590)

 Net unrealized appreciation

 $

 113,935

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 INR

 Indian Rupee

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Premiums Paid

 Net Unrealized Appreciation (Depreciation)

(225,000
)

 Barclays Bank Plc

 ING Bank NV

1.00
%

 6/20/20

$
(3,409
)

$
(215
)

(1,197,950
)

 Citibank NA

 Markit CDX North America High Yield Index

5.00
%

 12/20/18

(237,194
)

46,400

(225,000
)

 Citibank NA

 Morgan Stanley

1.00
%

 6/20/20

(2,407
)

50

(225,000
)

 Goldman Sach International

 Citigroup Inc.

1.00
%

 6/20/20

(2,518
)

(121
)

(225,000
)

 Morgan Stanley & Co. International Plc

 Bank of America Corp.

1.00
%

 6/20/20

(3,739
)

100

(220,000
)

 Morgan Stanley & Co. International Plc

 Credit Agricole SA

1.00
%

 6/20/20

(3,704
)

396

$
(252,971
)

$
46,610

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Premiums Paid

 Net Unrealized Appreciation

(1,522,875
)

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

 12/20/16

$
(90,763
)

$
11,682

(500,000
)

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

 6/20/20

(36,550
)

1,151

(3,185,000
)

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

1.00
%

 12/20/19

(55,926
)

4,781

(400,000
)

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

1.00
%

 6/20/20

(7,363
)

396

 EUR

(2,750,000
)

 Intercontinental Exchange

 Markit iTraxx Europe Crossover Index

5.00
%

 6/20/19

(401,922
)

44,672

$
(592,524
)

$
62,682

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

400,000

 Barclays Bank Plc

 Ally Financial Inc.

5.00
%

 BB+

 6/20/20

$
60,890

$
(1,278
)

550,000

 Barclays Bank Plc

 McClathy Co.

5.00
%

 CCC

 6/20/16

-

2,278

 EUR

250,000

 Barclays Bank Plc

 Norske Skogindustrier ASA

5.00
%

 CCC-

 12/20/15

(52,243
)

38,578

500,000

 Barclays Bank Plc

 Windstream Services LLC

5.00
%

 BB-

 6/20/20

14,772

(28,666
)

655,000

 Citibank NA

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(32,095
)

11,000

 EUR

625,000

 Citibank NA

 Markit iTraxx Europe Index

5.00
%

 BB

 6/20/15

(8,589
)

9,054

 EUR

2,500,000

 Citibank NA

 Markit iTraxx Europe Index

1.00
%

 BBB+

 6/20/19

(216,543
)

97,902

250,000

 Citibank NA

 Parker Drilling Co.

5.00
%

B
+

 6/20/20

(25,000
)

8,726

300,000

 Goldman Sach International

 Claire's Stores Inc.

5.00
%

 CCC

 12/20/15

(12,000
)

(23,289
)

525,000

 Goldman Sach International

 iHeart Media, Inc.

5.00
%

 CCC-

 12/20/15

(14,437
)

16,406

525,000

 Goldman Sach International

 Sears Roebuck Acceptance Corp.

5.00
%

 CCC+

 12/20/15

(21,000
)

17,390

300,000

 Goldman Sach International

 Toys R Us Inc.

5.00
%

 CCC

 12/20/15

(10,500
)

7,124

 EUR

400,000

 JP Morgan Chase Bank NA

 Abengoa SA

5.00
%

B

 12/20/15

(31,981
)

26,224

 EUR

500,000

 JP Morgan Chase Bank NA

 Diamond Offshore Drill

1.00
%

 BBB+

 6/20/20

(53,350
)

19,177

500,000

 JP Morgan Chase Bank NA

 Energy Transfer Partners LP

1.00
%

 BBB-

 6/20/20

(13,915
)

1,966

 EUR

500,000

 JP Morgan Chase Bank NA

 Nabors Industries Inc.

1.00
%

 BBB

 6/20/20

(56,334
)

16,953

500,000

 JP Morgan Chase Bank NA

 Noble Holding International Ltd.

1.00
%

 BBB

 6/20/20

(65,061
)

11,167

 EUR

250,000

 JP Morgan Chase Bank NA

 Norske Skogindustrier ASA

5.00
%

 CCC-

 12/20/15

(50,506
)

36,841

250,000

 JP Morgan Chase Bank NA

 Transocean Inc.

1.00
%

 BB+

 6/20/20

(65,774
)

16,236

500,000

 JP Morgan Chase Bank NA

 Weatherford International Ltd.

1.00
%

 BBB-

 6/20/20

(50,327
)

13,220

525,000

 Morgan Stanley & Co International Plc

 JC Penny Corp., Inc.

5.00
%

 CCC-

 12/20/16

(15,750
)

34,806

400,000

 Morgan Stanley & Co International Plc

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(14,500
)

1,618

250,000

 Morgan Stanley & Co International Plc

 MBIA, Inc.

5.00
%

A-

 12/20/15

(3,125
)

(9,549
)

250,000

 Morgan Stanley & Co International Plc

 MBIA, Inc.

5.00
%

A-

 12/20/15

(13,750
)

1,076

$
(751,118
)

$
324,960

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor’s rating or the issuer of the weighted average rating of all the underlying securities of the index.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual

 Fixed

 Rate

 Expiration Date

 Premiums Received

 Net Unrealized Depreciation

951,858

 Chicago Mercantile Exchange

 Receive

 LIBOR USD

 3 Month

1.819
%

 8/7/19

$
4

$
(14,398
)

1,660,004

 Chicago Mercantile Exchange

 Receive

 LIBOR USD

 3 Month

2.660
%

 8/7/24

13

(75,179
)

1,018,659

 Chicago Mercantile Exchange

 Receive

 LIBOR USD

 3 Month

2.201
%

 5/6/25

8

(2,062
)

$
25

$
(91,639
)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of  May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
339,360

-

$
-

$
339,360

 Asset Backed Securities

-

278,925

-

278,925

 Collateralized Mortgage Obligations

-

7,356,526

-

7,356,526

 Corporate Bonds

-

2,729,757

-

2,729,757

 U.S. Government and Agency Obligations

-

14,075,240

-

14,075,240

 Municipal Bonds

-

3,500,000

-

3,500,000

 Senior Floating Rate Loan Interests

-

48,050

-

48,050

 Repurchase Agreement

-

3,990,000

-

3,990,000

 Purchased Call Option

67,862

-

-

67,862

 Purchased Put Options

108,170

-

-

108,170

 Purchased Swaption

-

1,508

-

1,508

 Total

$
515,392

31,980,006

$
-

$
32,495,398

 Other Financial Instruments

 Net unrealized appreciation on credit default swaps

$
-

371,570

$
-

$
371,570

 Net unrealized appreciation on centrally cleared credit default swaps

-

62,682

-

62,682

 Net unrealized depreciation on written swaption

-

25,812

-

25,812

 Net unrealized depreciation on written put options

-

42,030

-

42,030

 Net unrealized depreciation on written call option

-

(35,724
)

-

(35,724
)

 Net unrealized depreciation on interest rate swaps

-

(91,639
)

-

(91,639
)

 Net unrealized depreciation on futures contracts

(1,289
)

-

-

(1,289
)

 Net unrealized appreciation on forward foreign currency contracts

-

61,101

-

61,101

 Net unrealized depreciation on forward foreign currency contracts

-

(21,699
)

-

(21,699
)

 Total Other Financial Instruments

$
(1,289
)

414,133

-

$
412,844

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 Pioneer Long/Short Global Bond Fund

 Schedule of Investments 5/29/15 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 PREFERRED STOCK - 0.9%

 Diversified Financials - 0.9%

 Investment Banking & Brokerage - 0.9%

 10,000

 7.12

 Morgan Stanley, Floating Rate Note (Perpetual)

 $

 282,800

 TOTAL PREFERRED STOCK

 (Cost $284,103)

 $

 282,800

 ASSET BACKED SECURITIES - 0.9%

 Banks - 0.6%

 Thrifts & Mortgage Finance - 0.6%

 22,382

 CAM Mortgage Trust 2014-1, 5.5%, 12/15/53 (Step) (144A)

 $

 22,402

 40,499

 1.48

 First Franklin Mortgage Loan Trust 2003-FFC, Floating Rate Note, 11/25/32

 38,655

 42,038

 Icon Brand Holdings LLC, 4.229%, 1/26/43 (144A)

 42,230

 29,160

 3.18

 Irwin Whole Loan Home Equity Trust 2003-C, Floating Rate Note, 6/25/28

 29,155

 50,376

 5.47

 New Century Home Equity Loan Trust, Floating Rate Note, 8/25/34

 52,119

 $

 184,561

 Total Banks

 $

 184,561

 Diversified Financials - 0.3%

 Other Diversified Financial Services - 0.3%

 87,500

 TAL Advantage V LLC, 4.1%, 2/22/39

 $

 88,764

 Total Diversified Financials

 $

 88,764

 TOTAL ASSET BACKED SECURITIES

 (Cost $271,840)

 $

 273,325

 COLLATERALIZED MORTGAGE OBLIGATIONS - 18.6%

 Banks - 18.6%

 Thrifts & Mortgage Finance - 18.6%

 300,000

 1.14

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 $

 270,386

 185,000

 2.71

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 171,269

 45,548

 1.18

 Bayview Commercial Asset Trust 2004-3, Floating Rate Note, 1/25/35 (144A)

 41,985

 100,000

 Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38

 101,611

 115,000

 2.77

 Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)

 106,645

 175,000

 5.57

 COBALT Commercial Mortgage Trust 2007-C2, Floating Rate Note, 4/15/47 (144A)

 179,507

 175,000

 COMM 2006-C8 Mortgage Trust, 5.377%, 12/10/46

 177,711

 175,000

 5.23

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/17/40

 175,615

 175,000

 3.29

 CSMC Trust 2014-SURF, Floating Rate Note, 2/15/29 (144A) (e)

 174,892

 110,000

 3.38

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 104,921

 125,000

 4.94

 GS Mortgage Securities Corp II Series 2005-GG4, Floating Rate Note, 7/10/39

 122,943

 200,000

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623%, 5/12/45

 202,601

 888,001

 3.50

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 909,876

 756,278

 3.96

 JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)

 792,497

 150,000

 5.28

 LB-UBS Commercial Mortgage Trust 2006-C1, Floating Rate Note, 2/15/41

 151,737

 55,000

 5.48

 ML-CFC Commercial Mortgage Trust 2006-3, Floating Rate Note, 7/12/46

 56,209

 1,738

 0.96

 Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR2, Floating Rate Note, 10/25/34

 1,736

 636,237

 3.50

 Sequoia Mortgage Trust 2012-3, Floating Rate Note, 7/25/42

 647,918

 863,143

 3.00

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 847,127

 250,000

 5.36

 Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Floating Rate Note, 12/15/44

 252,149

 100,000

 5.95

 Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46

 105,112

 200,000

 3.69

 Wells Fargo Commercial Mortgage Trust 2014-TISH, Floating Rate Note, 1/15/27 (144A)

 200,422

 $

 5,794,869

 Total Banks

 $

 5,794,869

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $5,655,207)

 $

 5,794,869

 CORPORATE BONDS - 8.2%

 Energy - 2.2%

 Integrated Oil & Gas - 2.2%

 675,000

 Petrobras Global Finance BV, 3.875%, 1/27/16

 $

 677,700

 Total Energy

 $

 677,700

 Banks - 3.4%

 Diversified Banks - 3.4%

 250,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 264,375

 250,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 249,688

 250,000

 6.62

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 250,625

 300,000

 6.50

 ING Groep NV, Floating Rate Note (Perpetual)

 296,250

 $

 1,060,938

 Total Banks

 $

 1,060,938

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 INR

 3,700,000

 European Bank for Reconstruction & Development, 6.0%, 3/3/16

 $

 57,744

 Total Diversified Financials

 $

 57,744

 Insurance - 2.4%

 Reinsurance - 2.4%

 250,000

 6.86

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 $

 253,050

 250,000

 4.52

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 249,500

 250,000

 4.51

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 253,200

 $

 755,750

 Total Insurance

 $

 755,750

 TOTAL CORPORATE BONDS

 (Cost $2,553,490)

 $

 2,552,132

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%

 1,000,000

 U.S. Treasury Bills, 7/2/15 (c)

 $

 999,991

 50,000

 0.06

 U.S. Treasury Note, Floating Rate Note, 1/31/16

 49,997

 130,000

 0.07

 U.S. Treasury Note, Floating Rate Note, 10/31/16

 129,975

 125,000

 0.08

 U.S. Treasury Note, Floating Rate Note, 4/30/16

 125,015

 125,000

 0.09

 U.S. Treasury Note, Floating Rate Note, 7/31/16

 125,009

 1,570,000

 0.09

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/17

 1,569,929

 $

 2,999,916

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $3,000,114)

 $

 2,999,916

 FOREIGN GOVERNMENT BONDS - 33.3%

 CAD

 1,535,000

 Canadian Treasury Bill, 6/18/15 (c)

 $

 1,233,540

 CAD

 1,255,000

 Canadian Treasury Bill, 6/4/15 (c)

 1,008,752

 CAD

 1,773,000

 Canadian Treasury Bill, 7/16/15 (c)

 1,424,115

 CAD

 1,684,000

 Canadian Treasury Bill, 7/2/15 (c)

 1,352,953

 EURO

 545,000

 Italy Buoni Ordinari del Tesoro BOT, 7/14/15 (c)

 598,655

 EURO

 957,000

 Italy Buoni Ordinari del Tesoro BOT, 7/31/15 (c)

 1,051,214

 EURO

 665,000

 Spain Letras del Tesoro, 6/19/15 (c)

 730,474

 GBP

 1,360,000

 United Kingdom Treasury Bill, 6/1/15 (c)

 2,079,848

 GBP

 225,000

 United Kingdom Treasury Bill, 6/8/15 (c)

 344,059

 GBP

 350,000

 United Kingdom Treasury Bill, 7/20/15 (c)

 534,829

 $

 10,358,439

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $10,439,302)

 $

 10,358,439

 MUNICIPAL BONDS - 6.5%

 Municipal Development - 1.7%

 300,000

 0.13

 Mississippi Business Finance Corp., Floating Rate Note, 11/1/35

 $

 300,000

 225,000

 0.13

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 225,000

 $

 525,000

 Higher Municipal Education - 4.8%

 210,000

 0.08

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 $

 210,000

 560,000

 0.06

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 560,000

 425,000

 0.07

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 11/1/49

 425,000

 100,000

 0.07

 The University of Texas System, Floating Rate Note, 8/1/34

 100,000

 210,000

 0.09

 University of Michigan, Floating Rate Note, 12/1/29

 210,000

 $

 1,505,000

 TOTAL MUNICIPAL BONDS

 (Cost $2,030,000)

 $

 2,030,000

 TEMPORARY CASH INVESTMENT - 19.7%

 Repurchase Agreement - 19.7%

 6,135,000

 $6,135,000 RBC Capital Markets, Inc., dated 4/29/15 plus accrued interest on 5/1/15 collateralized by the following:

 $2,365,943 Freddie Mac Giant, 3.0-6.0%, 6/1/37-9/1/44

 $465,961 Federal Home Loan Mortgage Corp., 3.664%, 9/1/40

 $413,194 Federal National Mortgage Association (ARM), 2.882-3.225%, 2/1/41-3/1/44

 $1,235,102 Federal National Mortgage Association, 4.0-4.5%, 9/1/44-3/1/45

 $1,777,501 Government National Mortgage Association II, 3.0-3.5%, 11/20/42-5/20/45

 $

 6,135,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $6,135,000)

 $

 6,135,000

 Shares

 PURCHASED PUT OPTIONS - 0.3%

 52

 S&P EMINI Futures, 9/18/15 @ 1670

 $

 13,520

 52

 S&P EMINI Futures, 9/18/15 @ 1985

 83,460

 TOTAL PURCHASED PUT OPTIONS

 $

 96,980

 (Premiums paid $141,328)

 $

 96,980

 PURCHASED CALL OPTION - 0.2%

 108

 Euro 2y Mid Cap Value Future, 6/12/15 @ 98.125

 $

 60,075

 TOTAL PURCHASED CALL OPTION

 (Premiums paid $35,387)

 $

 60,075

 PURCHASED SWAPTION - 0.0%+

 2,635,000

 Put on MARKIT CDX North America High Yield Index, 6/17/15, 105% (3/4/15 Right to pay fixed)

 $

 1,483

 TOTAL PURCHASED SWAPTION

 (Premiums paid $23,739)

 $

 1,483

 TOTAL INVESTMENT IN SECURITIES - 98.3%

 (Cost $30,569,810) (a)

 $

 30,585,019

 WRITTEN PUT OPTIONS - (0.2)%

 (52)

 S&P EMINI Futures, 9/18/15 @ 1880

 $

 (45,500)

 (52)

 S&P EMINI Futures, 9/18/15 @ 1775

 (24,440)

 TOTAL WRITTEN PUT OPTIONS.

 $

 (69,940)

 (Premiums received $(107,622))

 $

 (69,940)

 WRITTEN CALL OPTION - (0.2)%

 (216)

 Euro 2y Mid Cap Value Future, 6/12/15 @ 98.25

 $

 (68,850)

 TOTAL WRITTEN CALL OPTION

 (Premiums received $(37,225))

 $

 (68,850)

 WRITTEN SWAPTION - (0.0)%+

 (5,270,000)

 Put on MARKIT CDX North America High Yield Index, 6/17/15, 103% (3/4/15 Right to pay fixed)

 $

 (708)

 TOTAL WRITTEN SWAPTION

 (Premiums received $(26,087))

 $

 (708)

 OTHER ASSETS & LIABILITIES - 2.1%

 $

 652,678

 TOTAL NET ASSETS - 100.0%

 $

 31,098,199

 +

 Amount rounds to less than 0.1 or (0.1)%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At May 29, 2015, the value of these securities amounted to $3,573,513 or 11.5% of total net assets.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (ARM)

 Adjustable Rate Mortgage.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (a)

 At May 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $30,569,810 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

 270,671

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (255,162)

 Net unrealized appreciation

 $

 15,509

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 CAD

 Canadian Dollar

 EURO

 European Euro

 GBP

 British Pound Sterling

 INR

 Indian Rupee

 CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Premiums Paid

 Net Unrealized Appreciation (Depreciation)

 EUR

(225,000
)

 Barclays Bank Plc

 ING Bank NV

1.00
%

 6/20/20

$
(3,409
)

$
(215
)

(742,050
)

 Citibank NA

 Markit CDX North America High Yield Index

5.00
%

 12/20/18

(146,926
)

28,742

(187,500
)

 Citibank NA

 Morgan Stanley

1.00
%

 6/20/20

(2,006
)

42

(187,500
)

 Goldman Sach International

 Citigroup Inc.

1.00
%

 6/20/20

(2,098
)

(101
)

(187,500
)

 Morgan Stanley & Co. International Plc

 Bank of America Corp.

1.00
%

 6/20/20

(3,116
)

84

 EUR

(210,000
)

 Morgan Stanley & Co. International Plc

 Credit Agricole SA

1.00
%

 6/20/20

(3,535
)

378

$
(161,090
)

$
28,930

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION

 Notional Principal ($)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration

 Date

 Premiums Paid

 Net Unrealized Appreciation

(1,499,625
)

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

 12/20/16

$
(89,378
)

$
11,504

(400,000
)

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

5.00
%

 6/20/20

(29,240
)

921

(3,185,000
)

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

1.00
%

 12/20/19

(55,926
)

4,781

(150,000
)

 Chicago Mercantile Exchange

 Markit CDX North America Investment Grade Index

1.00
%

 6/20/20

(2,761
)

148

 EUR

(1,375,000
)

 Intercontinental Exchange

 Markit iTraxx Europe Crossover Index

5.00
%

 6/20/19

(200,148
)

21,522

$
(377,453
)

$
38,876

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit

 Rating (2)

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

150,000

 Barclays Bank Plc

 Ally Financial Inc.

5.00
%

 BB+

 6/20/20

$
22,834

$
(479
)

540,000

 Barclays Bank Plc

 McClathy Co.

5.00
%

 CCC

 6/20/16

-

2,237

 EUR

250,000

 Barclays Bank Plc

 Norske Skogindustrier ASA

5.00
%

 CCC-

 12/20/15

(52,243
)

38,578

400,000

 Barclays Bank Plc

 Windstream Services LLC

5.00
%

 BB-

 6/20/20

11,818

(22,933
)

645,000

 Citibank NA

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(31,605
)

10,832

 EUR

375,000

 Citibank NA

 Markit iTraxx Europe Index

5.00
%

 BB

 6/20/15

(5,154
)

5,433

 EUR

1,250,000

 Citibank NA

 Markit iTraxx Europe Index

1.00
%

 BBB+

 6/20/19

(108,271
)

48,951

250,000

 Citibank NA

 Parker Drilling Co.

5.00
%

B
+

 6/20/20

(25,000
)

8,726

300,000

 Goldman Sach International

 Claire's Stores Inc.

5.00
%

 CCC

 12/20/15

(12,000
)

(23,289
)

525,000

 Goldman Sach International

 iHeart Media, Inc.

5.00
%

 CCC-

 12/20/15

(14,437
)

16,406

525,000

 Goldman Sach International

 Sears Roebuck Acceptance Corp.

5.00
%

 CCC+

 12/20/15

(21,000
)

17,390

300,000

 Goldman Sach International

 Toys R Us Inc.

5.00
%

 CCC

 12/20/15

(10,500
)

7,124

 EUR

400,000

 JP Morgan Chase Bank NA

 Abengoa SA

5.00
%

B

 12/20/15

(31,981
)

26,224

500,000

 JP Morgan Chase Bank NA

 Diamond Offshore Drill

1.00
%

 BBB+

 6/20/20

(53,350
)

19,177

500,000

 JP Morgan Chase Bank NA

 Energy Transfer Partners LP

1.00
%

 BBB-

 6/20/20

(13,915
)

1,966

500,000

 JP Morgan Chase Bank NA

 Nabors Industries Inc.

1.00
%

 BBB

 6/20/20

(56,335
)

16,953

500,000

 JP Morgan Chase Bank NA

 Noble Holding International Ltd.

1.00
%

 BBB

 6/20/20

(65,061
)

11,167

 EUR

250,000

 JP Morgan Chase Bank NA

 Norske Skogindustrier ASA

5.00
%

 CCC-

 12/20/15

(50,506
)

36,841

250,000

 JP Morgan Chase Bank NA

 Transocean Inc.

1.00
%

 BB+

 6/20/20

(65,774
)

16,235

500,000

 JP Morgan Chase Bank NA

 Weatherford International Ltd.

1.00
%

 BBB-

 6/20/20

(50,327
)

13,220

525,000

 Morgan Stanley & Co International plc

 JC Penny Corp., Inc.

5.00
%

 CCC-

 12/20/16

(15,750
)

34,806

400,000

 Morgan Stanley & Co. International plc

 Markit CDX North America Investment Grade Index

5.00
%

 BBB+

 12/20/17

(14,500
)

1,618

250,000

 Morgan Stanley & Co. International plc

 MBIA, Inc.

5.00
%

A-

 12/20/15

(3,125
)

(9,549
)

250,000

 Morgan Stanley & Co International plc

 MBIA, Inc.

5.00
%

A-

 12/20/15

(13,750
)

1,076

$
(679,932
)

$
278,710

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2)

 Based on Standard & Poor’s rating or the issuer of the weighted average rating of all the underlying securities of the index.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 INTEREST RATE SWAP AGREEMENTS

 Notional Principal ($)

 Counterparty

 Pay / Receive

 Floating Rate

 Annual

 Fixed

 Rate

 Expiration Date

 Premiums Received

 Net Unrealized Depreciation

442,126

 Chicago Mercantile Exchange

 Receive

 LIBOR

 USD

 3 Month

1.819
%

 8/7/19

$
2

$
(6,687
)

1,664,879

 Chicago Mercantile Exchange

 Receive

 LIBOR

 USD

 3 Month

2.660
%

 8/7/24

13

(75,400
)

850,473

 Chicago Mercantile Exchange

 Receive

 LIBOR

 USD

 3 Month

2.201
%

 5/6/25

7

(1,722
)

$
22

$
(83,809
)

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of  May 31, 2015, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stock

$
282,800

-

$
-

$
282,800

 Asset Backed Securities

-

273,325

-

273,325

 Collateralized Mortgage Obligations

-

5,794,869

-

5,794,869

 Corporate Bonds

-

2,552,132

-

2,552,132

 U.S. Government and Agency Obligations

-

2,999,916

-

2,999,916

 Foreign Government Bonds

-

10,358,439

-

10,358,439

 Municipal Bonds

-

2,030,000

-

2,030,000

 Repurchase Agreement

-

6,135,000

-

6,135,000

 Purchased Call Option

60,075

-

-

60,075

 Purchased Put Options

96,980

-

-

96,980

 Purchased Swaption

-

1,483

-

1,483

 Total

$
439,855

30,145,164

$
-

$
30,585,019

 Other Financial Instruments

 Net unrealized appreciation on credit default swaps

$
-

307,640

$
-

$
307,640

 Net unrealized appreciation on centrally cleared credit default swaps

-

38,876

-

38,876

 Net unrealized depreciation on written swaption

-

25,379

-

25,379

 Net unrealized depreciation on written put options

-

37,682

-

37,682

 Net unrealized depreciation on written call option

-

(31,625
)

-

(31,625
)

 Net unrealized depreciation on interest rate swaps

-

(83,809
)

-

(83,809
)

 Net unrealized depreciation on futures contracts

(1,289
)

-

-

(1,289
)

 Net unrealized appreciation on forward foreign currency contracts

-

73,033

-

73,033

 Net unrealized depreciation on forward foreign currency contracts

-

(306,312
)

-

(306,312
)

 Total Other Financial Instruments

$
(1,289
)

60,864

-

$
59,575

 During the period ended May 31, 2015, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust V By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date July 29, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date July 29, 2015 * Print the name and title of each signing officer under his or her signature.